NOTES PAYBLE	6 Months Ended
Jun. 30, 2022
Notes Payble Discloser

12.  NOTE PAYABLE

On March 21, 2022, the Company closed the acquisition of the La Preciosa property from Coeur Mining Inc. (see Note 4 for further details). As part of the agreement, the Company issued a promissory note payable of $5 million due on or before March 21, 2023. The present value of the note payable was calculated using a discount interest rate of 6.71%.

The note is unsecured and non-interest bearing assuming that the note is repaid in full on or before March 21, 2023. If the note is not repaid by March 21, 2023, a sum of $1 million shall be added to the principal amount and the note shall bear interest at a rate of 7% per annum and will be payable on demand.

The continuity of the note payable is as follows:

	June 30,	December 31,
	2022	2021
Balance at beginning of the period	$-	$-
Additions	4,665	-
Repayments	-	-
Unwinding of fair value adjustment	92	-
Balance at end of the period	4,757	-
Less: Current portion	(4,757)	-
Non-current portion	$-	$-